Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following is disclosure pursuant to the SEC's pay versus performance rules ("PVP Rules"). The PVP Rules create a new definition of pay referred to as Compensation Actually Paid ("CAP"), which is compared to certain performance measures as defined by the SEC. The amounts set forth below in the required table are calculated pursuant to SEC rules but do not represent amounts that have actually been earned or realized by our NEOs. Performance conditions for some of these awards have not yet been satisfied. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For a more detailed discussion on our compensation philosophy, please refer to Compensation Discussion and Analysis beginning on page 30.

Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for CEO ($)(1)	CAP to CEO ($)(2)	Average SCT Total for Non- CEO NEOs ($)(3)	Average CAP to Non-CEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)	Adjusted EBITDA (in millions) ($)(5)

2025	10,815,407	(2,705,894)	2,982,902	407,698	134.94	196.30	138,200,000	577.9

2024	9,820,030	27,325,767	2,724,948	6,842,034	92.95	195.60	309,700,000	590.2

2023	8,802,493	12,197,702	2,636,775	3,544,836	42.28	154.34	188,200,000	594.1

2022	5,954,650	3,332,400	2,304,413	1,249,438	25.98	124.11	(271,200,000)	336.5

2021	7,753,272	6,762,279	2,767,255	1,630,054	48.36	152.43	(422,800,000)	80.0

(1)
For 2022, 2023, 2024 and 2025, our CEO was Sean Gamble. For 2021, our CEO was Mark Zoradi.
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the CAP for each applicable year. Fair value, or changes in fair value, of equity awards was determined by reference to prices on applicable year-end dates or the actual vesting dates. For 2021, all of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his employment agreement on December 31, 2021.

			CEO					Average for Non-CEO NEOs
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

SCT Total	$10,815,407	$9,820,030	$8,802,493	$5,954,650	$7,753,272	$2,982,902	$2,724,948	$2,636,775	$2,304,413	$2,767,255

Less, value of Stock Awards reported in SCT	$6,499,968	$5,849,984	$5,399,991	$3,628,435	$4,571,726	$1,189,546	$1,070,792	$1,069,987	$936,305	$2,057,955

Plus, year-end fair value of current year Equity Awards	$5,503,069	$11,030,584	$6,514,202	$1,887,222	$3,650,260	$1,007,105	$2,019,060	$1,290,763	$486,991	$1,016,649

Plus, year-over-year change in fair value of outstanding unvested Equity Awards	($11,415,850)	$12,042,148	$2,017,153	($944,003)	—	($2,133,961)	$2,933,058	$527,645	($590,280)	($59,102)

Plus, year-over-year change in fair value of Equity Awards granted in prior year that vested in the year	($1,108,552)	$282,989	$263,845	$62,966	($69,527)	($258,804)	$235,760	$159,640	($15,381)	($36,793)

Compensation actually paid	($2,705,894)	$27,325,767	$12,197,702	$3,332,400	$6,762,279	$407,698	$6,842,034	$3,544,836	$1,249,438	$1,630,054

(3)
For 2022, 2023, 2024 and 2025, our Non-CEO NEOs included Melissa Thomas, Executive Vice President – Chief Financial Officer; Michael Cavalier, Executive Vice President – General Counsel; Valmir Fernandes, President – Cinemark International; and Wanda Gierhart, Chief Marketing and Content Officer. For 2021 our Non-CEO NEOs included Lee Roy Mitchell, Executive Chairman of the Board; Sean Gamble, Executive Vice President – Chief Financial Officer and Chief Operating Officer; Michael Cavalier, Executive Vice President – General Counsel; and Valmir Fernandes, President – Cinemark International.
(4)
Reflects Net Income Attributable to Cinemark Holdings, Inc. For the fiscal years ended 2021, 2022, 2023, 2024 and 2025, the peer group TSR includes the S&P 500 Index, AMC Entertainment Holdings, Inc. and IMAX Corporation, two other publicly held companies in our industry with whom we compete for investor capital. The amounts shown set forth the total shareholder return assuming reinvestment of dividends during the 4-year period ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21, respectively, weighted based upon the S&P Index and AMC and IMAX’s stock market capitalization at the beginning of each period for which a return is indicated.
(5)
Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. Adjusted EBITDA is considered a key performance measure in our industry. Annex A sets forth our reconciliation of Adjusted EBITDA (in millions).

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(3)
For 2022, 2023, 2024 and 2025, our Non-CEO NEOs included Melissa Thomas, Executive Vice President – Chief Financial Officer; Michael Cavalier, Executive Vice President – General Counsel; Valmir Fernandes, President – Cinemark International; and Wanda Gierhart, Chief Marketing and Content Officer. For 2021 our Non-CEO NEOs included Lee Roy Mitchell, Executive Chairman of the Board; Sean Gamble, Executive Vice President – Chief Financial Officer and Chief Operating Officer; Michael Cavalier, Executive Vice President – General Counsel; and Valmir Fernandes, President – Cinemark International.

Peer Group Issuers, Footnote
(4)
Reflects Net Income Attributable to Cinemark Holdings, Inc. For the fiscal years ended 2021, 2022, 2023, 2024 and 2025, the peer group TSR includes the S&P 500 Index, AMC Entertainment Holdings, Inc. and IMAX Corporation, two other publicly held companies in our industry with whom we compete for investor capital. The amounts shown set forth the total shareholder return assuming reinvestment of dividends during the 4-year period ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21, respectively, weighted based upon the S&P Index and AMC and IMAX’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 10,815,407	$ 9,820,030	$ 8,802,493	$ 5,954,650	$ 7,753,272
PEO Actually Paid Compensation Amount	$ (2,705,894)	27,325,767	12,197,702	3,332,400	6,762,279
Adjustment To PEO Compensation, Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the CAP for each applicable year. Fair value, or changes in fair value, of equity awards was determined by reference to prices on applicable year-end dates or the actual vesting dates. For 2021, all of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his employment agreement on December 31, 2021.

			CEO					Average for Non-CEO NEOs
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

SCT Total	$10,815,407	$9,820,030	$8,802,493	$5,954,650	$7,753,272	$2,982,902	$2,724,948	$2,636,775	$2,304,413	$2,767,255

Less, value of Stock Awards reported in SCT	$6,499,968	$5,849,984	$5,399,991	$3,628,435	$4,571,726	$1,189,546	$1,070,792	$1,069,987	$936,305	$2,057,955

Plus, year-end fair value of current year Equity Awards	$5,503,069	$11,030,584	$6,514,202	$1,887,222	$3,650,260	$1,007,105	$2,019,060	$1,290,763	$486,991	$1,016,649

Plus, year-over-year change in fair value of outstanding unvested Equity Awards	($11,415,850)	$12,042,148	$2,017,153	($944,003)	—	($2,133,961)	$2,933,058	$527,645	($590,280)	($59,102)

Plus, year-over-year change in fair value of Equity Awards granted in prior year that vested in the year	($1,108,552)	$282,989	$263,845	$62,966	($69,527)	($258,804)	$235,760	$159,640	($15,381)	($36,793)

Compensation actually paid	($2,705,894)	$27,325,767	$12,197,702	$3,332,400	$6,762,279	$407,698	$6,842,034	$3,544,836	$1,249,438	$1,630,054

Non-PEO NEO Average Total Compensation Amount	$ 2,982,902	2,724,948	2,636,775	2,304,413	2,767,255
Non-PEO NEO Average Compensation Actually Paid Amount	$ 407,698	6,842,034	3,544,836	1,249,438	1,630,054
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the CAP for each applicable year. Fair value, or changes in fair value, of equity awards was determined by reference to prices on applicable year-end dates or the actual vesting dates. For 2021, all of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his employment agreement on December 31, 2021.

			CEO					Average for Non-CEO NEOs
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

SCT Total	$10,815,407	$9,820,030	$8,802,493	$5,954,650	$7,753,272	$2,982,902	$2,724,948	$2,636,775	$2,304,413	$2,767,255

Less, value of Stock Awards reported in SCT	$6,499,968	$5,849,984	$5,399,991	$3,628,435	$4,571,726	$1,189,546	$1,070,792	$1,069,987	$936,305	$2,057,955

Plus, year-end fair value of current year Equity Awards	$5,503,069	$11,030,584	$6,514,202	$1,887,222	$3,650,260	$1,007,105	$2,019,060	$1,290,763	$486,991	$1,016,649

Plus, year-over-year change in fair value of outstanding unvested Equity Awards	($11,415,850)	$12,042,148	$2,017,153	($944,003)	—	($2,133,961)	$2,933,058	$527,645	($590,280)	($59,102)

Plus, year-over-year change in fair value of Equity Awards granted in prior year that vested in the year	($1,108,552)	$282,989	$263,845	$62,966	($69,527)	($258,804)	$235,760	$159,640	($15,381)	($36,793)

Compensation actually paid	($2,705,894)	$27,325,767	$12,197,702	$3,332,400	$6,762,279	$407,698	$6,842,034	$3,544,836	$1,249,438	$1,630,054

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 134.94	92.95	42.28	25.98	48.36
Peer Group Total Shareholder Return Amount	196.3	195.6	154.34	124.11	152.43
Net Income (Loss)	$ 138,200,000	$ 309,700,000	$ 188,200,000	$ (271,200,000)	$ (422,800,000)
Company Selected Measure Amount	577,900,000	590,200,000	594,100,000	336,500,000	80,000,000
PEO Name	Sean Gamble	Sean Gamble	Sean Gamble	Sean Gamble	Mark Zoradi
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. Adjusted EBITDA is considered a key performance measure in our industry. Annex A sets forth our reconciliation of Adjusted EBITDA (in millions).
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,499,968)	$ (5,849,984)	$ (5,399,991)	$ (3,628,435)	$ (4,571,726)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,503,069	11,030,584	6,514,202	1,887,222	3,650,260
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,415,850)	12,042,148	2,017,153	(944,003)	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,108,552)	282,989	263,845	62,966	(69,527)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,189,546)	(1,070,792)	(1,069,987)	(936,305)	(2,057,955)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,007,105	2,019,060	1,290,763	486,991	1,016,649
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,133,961)	2,933,058	527,645	(590,280)	(59,102)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (258,804)	$ 235,760	$ 159,640	$ (15,381)	$ (36,793)